Business disposals (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) branch	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill impairment	$ 0	$ 0	$ 41
Potential sale of the retail banking business in France
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations	2,300
Goodwill impairment	700
Non-current assets or disposal groups classified as held for sale	28,200
Potential sale of the retail banking business in France | Customer accounts
Disclosure of detailed information about business combination [line items]
Liabilities included in disposal groups classified as held for sale	23,500
Potential sale of the retail banking business in France | Loans and advances to customers
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale	$ 25,600
Potential sale of the retail banking business in France | HSBC SFH (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Potential sale of the retail banking business in France | Crédit Logement | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	3.00%
US retail banking business restructure | Minimum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch	20
US retail banking business restructure | Maximum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch	25
Number of branches held for sale | branch	90
US retail banking business restructure | Customer accounts | Retail
Disclosure of detailed information about business combination [line items]
Liabilities included in disposal groups classified as held for sale	$ 9,900
US retail banking business restructure | Loans and advances to customers | Retail
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale	$ 2,600